SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
Schedule of Fair Value, by Balance Sheet Grouping [Table Text Block]
	Balance June 30,	Balance March 31,	Input
	2012	2012	Hierarchy level

Cash and cash equivalents	$4,533,261	$602,343	Level 1
Reclamation bond and deposits	$2,898,359	$2,839,559	Level 1
Warrant liabilities	$759,081	$137,291	Level 2

	Balance March 31,	Balance March 31,	Input
	2012	2011	Hierarchy level
Cash and cash equivalents	$602,343	$837,457	Level 1
Reclamation bond and deposits	$2,839,559	$225,893	Level 1
Warrant liability	$137,291	$-	Level 3